SCHEDULE OF REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Disclosures
Short-term employee benefits	$ 1,894,413	$ 1,035,302	$ 638,659
Post-employment benefits	125,822	79,042	53,614
Share-based payments	387,046	650,911	(32,498)
Other long-term benefits	4,797	4,589	3,231
Termination benefits
Total remuneration of Key Management Personnel	$ 2,412,078	$ 1,787,933	$ 663,006